                                        SECURITY
                                         FUNDS
===============================================================================

                                        SEMI-ANNUAL
                                        REPORT


                                        MARCH 31, 2000


                                        - SECURITY CAPITAL
                                          PRESERVATION FUND


                                        [LOGO] SECURITY DISTRIBUTORS, INC.
                                               A Member of The Security Benefit
                                               Group of Companies

                 MANAGER'S COMMENTARY
              -----------------------------------------------------------------
                 MAY 15, 2000
-----------------
    SECURITY
     FUNDS
-----------------

TO OUR SHAREHOLDERS:
In the six month period ended March 31, 2000 Security Capital Preservation Fund returned +3.18%.1 The benchmark Lehman Brothers 1-3 Year Government Bond Index gained 1.82% over the same time period. Money Market funds returned 2.50% average, according to Lipper, over the same period. The Fund seeks to deliver returns above short-to-intermediate bond funds while maintaining a constant share price like a money market fund. It is offered to tax sheltered annuity custodial accounts, traditional Individual Retirement Accounts (IRAs), Roth IRAs, education IRAs, simplified employee pension IRAs (SEP IRAs), savings incentive match plans for employees (SIMPLE IRAs), Keogh plans, and other qualified retirement plans. Security Capital Preservation may be a good addition to or replacement of bond funds in an asset allocation program.

FIXED INCOME MARKETS AND THE ECONOMY
Overall, the U.S. bond market was dominated by three interest rate hikes by the Federal Reserve's policy-making Open Market Committee during the six months ended March 31, 2000. The economy remained vibrant with Gross Domestic Product
(GDP) growth in excess of 7% in the fourth quarter of 1999, its fastest pace in almost sixteen years. Early estimates for growth in the first quarter of 2000 are in excess of 5%. The GDP deflator, the inflation-measuring component of GDP, gained less than 2%, suggesting inflation overall remained benign. Still, the FOMC argued that the pace of the economy could not be indefinitely supported by labor force growth and productivity and thus inflation may yet be rekindled.

Despite these rate increases the bond markets rallied in the first quarter of this year after yields had risen substantially in the last three months of 1999. The yield on the five-year U.S. Treasury note began the six month period at 5.75% and rose to to a high of 6.77% before declining to 6.31% on March 31. In spite of this market volatility, the Fund met its objective of maintaining a stable net asset value of $10 per share while providing an attractive level of current income.

INVESTMENT INSTRUMENTS USED IN THE PORTFOLIO
Security Capital Preservation Fund invests across major sectors of the investment grade fixed income market.3 At March 31, 2000 the portfolio was allocated approximately 37% to corporate bonds, 33% to mortgage-backed securities, 7% to asset backed securities, 4% to U.S. Treasury issues, and 19% to cash equivalents. This allocation of fixed income securities is intentionally weighted toward the corporate and mortgage sectors, as these sectors have historically offered higher yields than U.S. government issues. The average credit quality of the holdings at March 31 was AA+ as measured by Standard & Poor's rating agency; the duration of the holdings on that date was 3.50 years.

The Fund has also entered into wrapper agreements that are intended to provide a stabilizing effect on the Fund's net asset value. This portfolio is one of the first SEC-registered mutual funds for tax sheltered annuity investors and IRA investors that enables them to make use of wrapper agreements to seek to maintain principal stability in the face of fluctuations in values due to changes in yields. To date we have negotiated three wrapper agreements, each of which covers approximately one-third of the portfolio holdings. Wrapper agreements are typically issued by highly rated insurance companies, banks, and other financial institutions. The wrapper agreements held by the portfolio as of March 31, 2000 were issued by Bank of America NT&SA, Transamerica Life Insurance and Annuity Company, and Cassie des Depots et Consignations.

PORTFOLIO MANAGERS' OUTLOOK
We believe that the growth of U.S. demand must eventually stop outstripping the growth of what the economy's available workers can supply. Even with fantastic gains in productivity, the U.S. economy's supply side has been unable to keep up with the breakneck pace of domestic demand, so it has to stretch its labor resources and rely increasingly on foreign production. We suspect that a combination of higher interest rates and less frothy equity markets will be necessary to realign domestic demand with supply.


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                                       1

                 MANAGER'S COMMENTARY
              -----------------------------------------------------------------
                 MAY 15, 2000
-----------------
    SECURITY
     FUNDS
-----------------

Given this outlook, we believe the recent fixed income rally may slow. We anticipate that yields may drift a bit higher in the shorter maturities and yield spreads may widen over the near term. These conditions should present us with attractive, but limited, opportunities to invest new cash flows at higher yields. Over the longer term, we maintain a generally positive but cautious outlook for the U.S. fixed income markets. Sincerely,


Eric Kirsch, John Axtell and Louis R. D'Arienzo Portfolio
Managers

(1) Performance figures for the Capital Preservation Fund and its benchmark comparisons are based on Class A shares and do not reflect deduction of the sales charge.

(2) The Fund is not a money market fund and there can be no assurance that it will maintain a stable NAV.

(3) The information about the investments held by the Fund pertains to the BT Preservation Plus Income Portfolio, the underlying investment of the Security Capital Preservation Fund.




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                                       2

              SECURITY CAPITAL PRESERVATION FUND
              STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
MARCH 31, 2000
(UNAUDITED)

ASSETS
   Investments in PreservationPlus Income Portfolio,
     at value........................................      $128,392,785
   Fund Shares Sold..................................         2,215,724
                                                           ------------
     Total assets....................................       130,608,509
                                                           ------------

LIABILITIES
   Dividends payable.................................           497,426
   Accrued expenses and other liabilities............            60,727
                                                           ------------
     Total liabilities...............................           558,153
                                                           ------------
   Net assets........................................      $130,050,356
                                                           ============

NET ASSETS CONSIST OF:
   Paid-in Capital...................................      $130,050,356
   Accumulated net realized gain from Investments,
     Futures Contracts, Foreign Currency
     and Forward Foreign Currency Transactions.......           689,010
   Net unrealized depreciation on Investments,
     Futures Contracts, Foreign Currency
     and Forward Foreign Currency Contracts..........        (1,056,360)
   Unrealized appreciation on Wrapper
     Agreements......................................           367,350
                                                           ------------
       Total net assets..............................      $130,050,356
                                                           ============
CLASS "A" SHARES
   Capital shares outstanding........................        12,906,852
   Net assets........................................      $129,068,523
   Net asset value per share.........................      $      10.00
                                                           ============
   Offering price per share (net asset value
     divided by 96.5%)...............................      $      10.36
                                                           ============
CLASS "B" SHARES
   Capital shares outstanding........................            48,327
   Net assets........................................      $    483,271
   Net asset value per share.........................      $      10.00
                                                           ============
CLASS "C" SHARES
   Capital shares outstanding........................            49,856
   Net assets........................................      $    498,562
   Net asset value per share.........................      $      10.00
                                                           ============


                             See accompanying notes.
-------------------------------------------------------------------------------
                                       3

              SECURITY CAPITAL PRESERVATION FUND
              STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED MARCH 31, 2000
(UNAUDITED)

INVESTMENT INCOME:
   Income net of expenses allocated
     from PreservationPlus Income Portfolio                $  1,315,295

EXPENSES:
   Administration and management services fees.......            54,005
   12b-1 distribution fees...........................            47,829
   Registration fees.................................            18,049
   Reports to shareholders ..........................               554
   Trustee fees......................................               752
   Professional fees.................................             2,642
   Other fees........................................             1,704
                                                           ------------
     Total expenses..................................           125,535
                                                           ------------
       Net investment income.........................         1,189,760
                                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND WRAPPER AGREEMENT:
   Net realized gain/(loss) from:
     Investment Transactions.........................                --
     Foreign Currency Transactions...................            20,580
     Forward Foreign Currency Transactions...........           (18,480)
     Foreign and Domestic Futures Transactions.......           719,560
                                                           ------------
     Net realized gain...............................           721,660

   Net change in Unrealized appreciation/depreciation on:
     Investments, Foreign Currency, Forward
     Foreign Currency Contracts and
     Futures Contracts...............................          (725,133)
     Wrapper Agreements..............................             3,473
                                                           ------------
   Net Realized and Unrealized Gain (Loss) on
     Investments, Futures, Foreign Currencies,
     Forward Foreign Currency Contracts and
     Wrapper Agreements..............................                 0
                                                           ------------
   Net increase in net assets from operations........      $  1,189,760
                                                           ============


                             See accompanying notes.
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                                       4

              SECURITY CAPITAL PRESERVATION FUND
              STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED MARCH 31, 2000
(UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.............................      $  1,189,760
   Net realized gain from investments,
     futures, foreign currency and
     forward foreign currency transactions...........           721,660
   Net unrealized depreciation on investments,
     futures contracts, foreign currencies and
     forward foreign currency contracts..............          (726,451)
   Net unrealized appreciation on Wrapper
     Agreements......................................             4,791
                                                           ------------
     Net increase in net assets resulting
         from operations.............................         1,189,760
                                                           ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A.........................................        (1,171,093)
     Class B.........................................           (11,173)
     Class C.........................................            (7,494)
                                                           ------------
       Total distributions to shareholders...........        (1,189,760)
                                                           ------------

CAPITAL TRANSACTIONS IN SHARES
   OF BENEFICIAL INTEREST
   Proceeds from sale of shares:
     Class A.........................................       109,463,974
     Class B.........................................           166,170
     Class C.........................................           305,899
   Dividends reinvested
     Class A.........................................         1,342,889
     Class B.........................................            13,690
     Class C.........................................             7,995
   Cost of shares redeemed
     Class A.........................................        (6,999,050)
     Class B.........................................           (20,399)
     Class C.........................................            (9,362)
                                                           ------------
   Net increase in net assets from capital
     transactions in shares of beneficial interest...       104,271,806
                                                           ------------
   Net increase in net assets .......................       104,271,806

NET ASSETS:
   Beginning of period...............................        25,778,550
                                                           ------------
   End of period.....................................      $130,050,356
                                                           ============

                             See accompanying notes.
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                                       5

              SECURITY CAPITAL PRESERVATION FUND
              STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
FOR THE PERIOD MAY 3, 1999(1)
THROUGH SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.............................      $    425,376
   Net realized loss from investments,
     futures, foreign currency and
     forward foreign currency transactions                      (32,650)
   Net unrealized depreciation on investments,
     futures contracts, foreign currencies and
     forward foreign currency contracts..............          (329,909)
   Net unrealized appreciation on Wrapper
     Agreements......................................           362,559
                                                           ------------
   Net increase in net assets resulting
     from operations.................................           425,376
                                                           ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A.........................................          (291,497)
     Class B.........................................           (65,870)
     Class C.........................................           (68,009)
                                                           ------------
       Total distributions to shareholders...........          (425,376)
                                                           ------------

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from sale of shares:
     Class A.........................................        25,126,081
     Class B.........................................         8,399,792
     Class C.........................................         8,333,343
   Dividends reinvested
     Class A.........................................           154,171
     Class B.........................................            63,246
     Class C.........................................            65,690
   Cost of shares redeemed
     Class A.........................................           (19,545)
     Class B.........................................        (8,139,228)
     Class C.........................................        (8,205,000)
                                                           ------------
   Net increase in net assets from capital
     transactions in shares of beneficial interest...        25,778,550
                                                           ------------
   Net increase in net assets .......................        25,778,550

NET ASSETS:
   Beginning of period...............................                --
                                                           ------------
   End of period.....................................      $ 25,778,550
                                                           ============


(1) Inception of Fund

                             See accompanying notes.
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                                       6

              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH
PERIOD

SECURITY CAPITAL PRESERVATION FUND (CLASS A SHARES)
                                               SIX MONTHS ENDING
                                                 3-31-00(D)(E)   9-30-99 (A)(D)
                                                 -------------   --------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD............     $  10.00        $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .........................         0.31            0.22
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income .........................        (0.31)          (0.22)
                                                    --------        --------
NET ASSET VALUE END OF PERIOD..................     $  10.00        $  10.00
                                                    ========        ========
TOTAL INVESTMENT RETURN (B)....................         3.18%           2.24%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)...........     $129,068        $ 25,261
Ratio of Net Investment Income
  to Average Net Assets........................         6.33%           6.16%
Ratio of Expenses to Average Net Assets (c)....         1.01%           1.26%
Decrease Reflected in the Above Expense
  Ratio Due to Absorption of Expenses by
  Bankers Trust................................          .78%            .92%

SECURITY CAPITAL PRESERVATION FUND (CLASS B SHARES)
                                               SIX MONTHS ENDING
                                                 3-31-00(D)(E)   9-30-99 (A)(D)
                                                 -------------   --------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD............     $  10.00        $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .........................         0.29            0.20
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income .........................        (0.29)          (0.20)
                                                    --------        --------
NET ASSET VALUE END OF PERIOD..................     $  10.00        $  10.00
                                                    ========        ========
TOTAL INVESTMENT RETURN (B)....................         2.92%           2.03%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)...........     $    483        $    324
Ratio of Net Investment Income
  to Average Net Assets........................         5.79%           5.27%
Ratio of Expenses to Average Net Assets (c)....         1.53%           1.89%
Decrease Reflected in the Above Expense
  Ratio Due to Absorption of Expenses by
  Bankers Trust................................          .78%            .92%

SECURITY CAPITAL PRESERVATION FUND (CLASS C SHARES)
                                               SIX MONTHS ENDING
                                                 3-31-00(D)(E)   9-30-99 (A)(D)
                                                 -------------   --------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD............     $  10.00        $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .........................         0.30            0.21
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income .........................        (0.30)          (0.21)
                                                    --------        --------
NET ASSET VALUE END OF PERIOD..................     $  10.00        $  10.00
                                                    ========        ========
TOTAL INVESTMENT RETURN (B)....................         3.05%           2.12%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)...........     $    499        $    194
Ratio of Net Investment Income
  to Average Net Assets........................         6.04%           5.51%
Ratio of Expenses to Average Net Assets (c)....         1.28%           1.64%
Decrease Reflected in the Above Expense
  Ratio Due to Absorption of Expenses by
  Bankers Trust................................          .78%            .92%

(a) Security Capital Preservation Fund Class A, B and C Shares were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Amounts presented are for the period May 3, 1999 through September 30, 1999. Percentage amounts, except for total return, have been annualized.

(b) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

(c) Ratio expenses to average net assets include expenses of the PreservationPlus Income Portfolio.

(d) Net investment income was computed using average month-end shares outstanding.

(e) Unaudited figures for the six months ended March 31, 2000. Percentage amounts for the period, except total return, have been annualized.

                             See accompanying notes.
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                                       7

              NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


NOTE I - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
   Security Capital Preservation Fund (the "Fund") seeks to provide investors with a high level of current income while seeking to maintain a stable net asset value ("NAV") per share. Security Income Fund is an open-end management investment company (mutual fund). The Fund is a separate series of Security Income Fund and currently offers three classes of shares (the "Shares"). The Shares are offered exclusively to retirement accounts such as tax-sheltered annuity custodial accounts ("TSA Accounts"), individual retirement accounts ("IRAs"), and to employees investing through participant-directed employee benefit plans.The Fund began operations on May 3, 1999. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed. Class B and C shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within 5 years of acquisition for Class B shares and redemptions within 1 year of acquisition for Class C shares incur a contingent deferred sales charge.

   The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 2000, the Fund's investment was approximately 99% of the Portfolio.

   The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
   The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

   Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

C. DISTRIBUTIONS
   It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. FEDERAL INCOME TAXES
   It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. OTHER
   Security Income Fund accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the funds are allocated among them on the basis of relative net assets.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES
   The Fund has entered into an Administration and Services Agreement with Security Management Company, LLC ("SMC").Under this agreement, SMC provides administrative functions and transfer agency services. This agreement provides for the Fund to pay SMC an administration fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund. SMC is paid an annual fixed charge per account as well as transaction fees for shareholder activity and dividend payments.

   Under a Sub-Accounting Agreement between SMC and Bankers Trust Company, Bankers Trust has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund's NAV. The Sub-Accounting Agreement provides for SMC to pay Bankers Trust a fee, equal to $14,000 per year.

   Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.

   Bankers Trust has agreed to waive its entire investment advisory fee payable by the Portfolio until July 31, 2000. Bankers Trust has also voluntarily agreed to waive a portion

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                                       8

-------------------------------------------------------------------------------

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED) of its Portfolio administration fees. Bankers Trust may terminate or adjust the waiver and reimbursement with respect to the administration agreement at any time in its sole discretion without notice to shareholders. In addition, SMC has agreed to cap the average annual expenses of the Fund at 1.50%, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees.

   The Fund has adopted Distribution Plans related to the offering of Class A, B and C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plans provide for payments at an annual rate of 0.25% of the average net assets of Class A shares, 0.75% of the average net assets of Class B shares and 0.50% of the average net assets of Class C shares.

   Security Distributors, Inc. (SDl), a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company, is national distributor for the Income Fund. For the period October 1, 1999 through March 31, 2000, SDI received net underwriting commissions on sales of Class A shares and contingent deferred sales charges (CDSC) on redemptions of Class B and Class C shares, after allowances to brokers and dealers in the amounts presented in the following table:

   SDI Underwriting        (Class A)         $  378
   SDI CDSC                (Class B)         $    0
   SDI CDSC                (Class C)         $  106
   Broker/Dealer           (Class A)         $7,446
   Broker/Dealer           (Class B)         $3,523
   Broker/Dealer           (Class C)         $1,529

Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.


NOTE 3 - SHARES OF BENEFICIAL INTEREST
At March 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the period ended March 31, 2000 were as follows:

                    Shares       Shares        Shares      Increase (Decrease)
                     Sold      Reinvested     Redeemed           Shares
                 ------------------------------------------------------------
   Class A       10,946,397      134,289      (699,905)        10,380,781
   Class B           16,617        1,369        (2,040)            15,946
   Class C           30,590          799          (936)            30,453

At September 30, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the period ended September 30, 1999 were as follows:

                    Shares       Shares        Shares      Increase (Decrease)
                     Sold      Reinvested     Redeemed           Shares
                 ------------------------------------------------------------
   Class A        2,512,608       15,417        (1,954)         2,526,071
   Class B          839,979        6,325      (813,923)            32,381
   Class C          833,334        6,569      (820,500)            19,403


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                                       9

              SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

------------------------------------------------
   BT PRESERVATIONPLUS INCOME PORTFOLIO
------------------------------------------------



                                               PRINCIPAL             MARKET
ASSET-BACKED SECURITIES                          AMOUNT               VALUE
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 11.2%
California Infrastructure PG&E,
   6.42%, 9-25-08......................       $  2,000,000        $  1,928,210
Chase Funding Mortgage Loan,
   7.674%, 10-25-19....................          3,000,000           3,000,000
First Union National Bank Commercial
   Mortgage, 7.184%, 9-15-08...........          1,191,715           1,177,718
GE Capital Mortgage Services, Inc.
   6.00%, 7-25-29......................            927,643             869,280
LB Comm Conduit Mortgage Trust,
   6.41%, 8-15-07......................          3,003,408           2,882,038
Norwest Asset Securities Corporation,
   6.75%, 8-25-29......................          1,015,000             975,867
Providian Master Trust,
   7.49%, 8-17-09......................          2,500,000           2,534,313
Residential Funding Mortgage I
   Securities, 6.75%, 4-25-29..........            937,460             888,183
Vendee Mortgage Trust,
   7.50%, 8-15-17......................            150,000             150,353
                                                                  ------------
Total asset-backed securities.............................          14,405,962
                                                                  ------------
CORPORATE DEBT - 34.1%
----------------------
FINANCIAL SERVICES - 18.3%
Abbey National PLC,
   6.69%, 10-17-05.....................          1,000,000             952,626
ABN Amro Bank, NV,
   7.25%, 5-31-05......................          1,000,000             984,814
Allstate Corporation,
   7.20%, 12-1-09......................          1,000,000             955,780
American General Finance,
   5.875%, 12-15-05....................          1,440,000           1,325,052
Associates Corporation,
   8.55%, 7-15-09......................          1,500,000           1,585,889
Bank of Tokyo - Mitsubishi,
   8.40%, 4-15-10......................          1,000,000           1,014,602
BankBoston, 6.50%, 12-19-07............          1,000,000             919,548
Bear Stearns Company, Inc.,
   7.625%, 2-1-05......................          1,000,000             994,840
Bear Stearns Commercial Mortgage
   Securities, 7.64%, 2-15-09..........            114,545             115,600
CIT Group, Inc.,
   7.125%, 10-15-04....................          1,000,000             986,303
CNA Financial,
   6.45%, 1-15-08......................          1,000,000             891,638
Everest Reins Holding, Company,
   8.75%, 3-15-10......................          1,000,000           1,044,000
First Union, Lehman Brothers Bank
   of America, 6.28%, 6-18-07..........            360,887             346,307
Ford Motor Credit Company,
   7.375%, 10-28-09....................          2,000,000           1,956,400
General Motors Acceptance
   Corporation, 7.75%, 1-19-10.........          2,000,000           2,001,480
Household Finance Corporation,
   6.50%, 11-15-08.....................          1,000,000             920,601
J.P. Morgan & Company, Inc.,
   6.00%, 1-15-09......................          1,000,000             889,987
Lehman Brothers Holdings,
   6.625%, 12-27-02....................            950,000             923,842
Morgan Stanley Dean Witter,
   7.00%, 10-1-13......................          1,600,000           1,509,438
Paine Webber Group, Inc.
   6.375%, 5-15-04.....................          1,000,000             947,548
Santander Finance Issuance,
   6.80%, 7-15-05......................          1,500,000           1,436,955
Westdeutsche Landesbank NY,
   6.05%, 1-15-09......................          1,000,000             899,500
                                                                  ------------
                                                                    23,602,750
                                                                  ------------
INDUSTRIAL - 4.9%
Delphi Auto Systems Corporation,
   6.50%, 5-1-09.......................          1,000,000             899,548
Laidlaw, Inc.,
   7.70%, 8-15-02......................          1,000,000             550,000
News America Holdings,
   8.50%, 2-15-05......................          1,000,000           1,027,489
Northrop-Grumman Corporation,
   7.00%, 3-1-06.......................          1,000,000             940,519
Time Warner, Inc.,
   7.48%, 1-15-08......................          1,000,000             982,111
TYCO International Group,
   5.875%, 11-1-04.....................          1,000,000             932,500
Union Pacific Corporation,
   7.25%, 11-1-08......................          1,000,000             956,029
                                                                  ------------
                                                                     6,288,196
                                                                  ------------
UTILITIES - 2.5%
Dynegy Holdings, Inc.,
   8.125%, 3-15-05.....................          1,000,000           1,017,800
MCI Worldcom, Inc.,
   6.95%, 8-15-06......................          1,000,000             974,541
Tosco Corporation,
   7.625%, 5-15-06.....................          1,250,000           1,227,983
                                                                  ------------
                                                                     3,220,324
                                                                  ------------


-------------------------------------------------------------------------------
                                       10

              SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

------------------------------------------------
   BT PRESERVATIONPLUS INCOME PORTFOLIO
                (CONTINUED)
------------------------------------------------


                                               PRINCIPAL             MARKET
CORPORATE DEBT (CONTINUED)                       AMOUNT               VALUE
------------------------------------------------------------------------------
   OTHER - 8.4%
Cox Communication, Inc.,
   7.50%, 8-15-04......................       $  1,000,000        $    992,349
Delta Airlines, 7.90%, 12-15-09........          1,000,000             955,756
Duke Capital Corporation,
   7.50%, 10-1-09......................          1,000,000             982,168
Federated Department Stores,
   6.90%, 4-1-29.......................          1,000,000             858,986
Goodyear Tire & Rubber,
   8.50%, 3-15-07......................          1,000,000           1,012,536
Kroger Company,
   7.45%, 3-1-08.......................          1,000,000             975,000
Lockheed Martin Corporation,
   7.25%, 5-15-06......................          1,137,000           1,089,587
Marriot International,
   6.875%, 11-15-05....................          1,000,000             949,800
Sears Roebuck Acceptance,
   6.00%, 3-20-03......................          1,000,000             958,157
TRW, Inc., 6.50%, 6-1-02...............          1,000,000             969,990
Vodafone Airtouch PLC,
   7.75%, 2-15-10......................          1,000,000           1,007,911
                                                                  ------------
                                                                    10,752,240
                                                                  ------------
Total corporate debt......................................          43,863,510
                                                                  ------------

FOREIGN DEBT - 1.5%
-------------------
Celulosa Arauco y Constitu,
   6.75%, 12-15-03.....................          1,000,000             944,785
Corp Andina de Fomento,
   7.75%, 3-1-04.......................          1,000,000             990,982
                                                                  ------------
Total foreign debt........................................           1,935,767
                                                                  ------------
MORTGAGE BACKED SECURITIES - 29.5%
----------------------------------
FGLMC GOLD,
   7.50%, 10-1-24......................          4,858,143           4,803,539
   8.00%, 3-1-27.......................          1,028,460           1,033,452
FHLMC, 6.25%, 7-15-04..................          4,000,000           3,875,836
FNCL,
   8.00%, 5-1-25.......................          4,278,187           4,300,357
   8.00%, 9-1-26.......................          2,380,274           2,390,562
   7.50%, 7-1-27.......................          2,116,089           2,080,289
   7.50%, 9-1-27.......................          5,854,478           5,755,432
   8.00%, 9-1-27.......................          5,838,923           5,869,225
   6.50%, 9-1-28.......................          1,022,722             960,198
   6.50%, 10-1-28......................          1,066,060           1,000,887
   6.50%, 12-1-28......................            957,553             899,014
FNMA, 7.369%, 1-17-13..................          4,980,612           5,039,817
                                                                  ------------
Total mortgage backed securities..........................          38,008,608
                                                                  ------------
U.S. TREASURY SECURITY - 0.3%
-----------------------------
U.S. Treasury Note,
   5.25%, 5-15-04......................       $    440,000        $    422,400
                                                                  ------------
SHORT-TERM INSTRUMENTS - 37.3%
------------------------------
MUTUAL FUND - 36.4%
Institutional Cash Management..........         46,856,778          46,856,778

U.S. TREASURY BILLS - 0.9%
U.S. Treasury Bills,
   5.04%, 4-6-00.......................            275,000             274,880
   5.36%, 4-6-00.......................            910,000             909,604
                                                                  ------------
                                                                     1,184,484
                                                                  ------------
Total short-term instruments..............................          48,041,262
                                                                  ------------

Total investments - 113.9%................................         146,677,509
                                                                  ------------
WRAPPER AGREEMENTS* - 0.4%
Bank of America NT&SA..................                                182,782
Daisse Des Depots et Consignation......                                182,716
TransAmerica Life Insurance
   & Annuity Company...................                                182,767
                                                                  ------------
Total Wrapper Agreements..................................             548,265
                                                                  ------------
Liabilities in excess of other assets - (14.3%)...........         (18,461,863)
                                                                  ------------
Net assets - 100%.........................................        $128,763,911
                                                                  ============


The following abbreviations are used in portfolio descriptions:
FGLMC - Federal Government Loan Mortgage Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FNCL - Federal National Mortgage Association Class Loan
*-Wrapper Agreements - Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.

                             See accompanying notes.
-------------------------------------------------------------------------------
                                       11

===============================================================================
BT PreservationPlus Income Portfolio

STATEMENT OF ASSETS AND LIABILITIES March 31, 2000 (Unaudited)
-------------------------------------------------------------------------------
ASSETS
   Investment at Value (Cost $147,572,245).....................   $146,677,509
   Interest Receivable.........................................      1,384,625
   Prepaid Expenses and Other .................................         69,121
   Wrapper Agreements..........................................        548,265
   Due from Bankers Trust......................................         22,679
   Variation Margin Receivable.................................        518,726
                                                                   -----------
Total Assets...................................................    149,220,925
                                                                   -----------

LIABILITIES
   Payable for Securities Purchased............................     20,453,125
   Accrued Expenses and Other..................................          3,889
                                                                   -----------
Total Liabilities..............................................     20,457,014
                                                                  ------------
COMPOSITION OF NET ASSETS
   Paid in Capital.............................................    129,453,491
   Net Unrealized Appreciation/Depreciation on
     Investments, Foreign Currencies, Forward Foreign
     Currency Contracts, Foreign and Domestic Futures
     and Wrapper Agreements....................................       (689,580)
                                                                  ------------

 NET ASSETS....................................................   $128,763,911
                                                                  ============


STATEMENT OF OPERATIONS (Unaudited)
===============================================================================
                                                                  For the six
                                                                  Months ended
                                                                 March 31, 2000
                                                                 --------------
INVESTMENT INCOME:
   Interest Income.............................................   $  1,250,518
   Credited Rate Interest......................................        134,227
                                                                  ------------
Total Investment Income........................................      1,384,745
                                                                  ------------
EXPENSES:
   Advisory Fees...............................................        129,617
   Wrapper Fees................................................         37,536
   Professional Fees...........................................         27,288
   Administration and Service Fees.............................          9,384
   Trustees Fees...............................................          1,630
   Miscellaneous...............................................          8,088
                                                                  ------------
Total Expenses.................................................        213,543
Less: Fee Waivers or Expense Reimbursements....................       (147,889)
                                                                  ------------
     Net Expenses..............................................         65,654
                                                                  ------------
NET INVESTMENT INCOME..........................................      1,319,091
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   FOREIGN CURRENCIES, FORWARD FOREIGN CURRENCY, FOREIGN
   AND DOMESTIC FUTURES AND WRAPPER AGREEMENTS
     Net Realized Gain (Loss) from:
       Investment Transactions.................................             --
       Foreign Currency Transactions...........................         20,683
       Forward Foreign Currency Transactions...................        (18,568)
       Foreign and Domestic Futures Transactions...............        720,285
     Net Change in Unrealized Appreciation/Depreciation
       on Investments, Foreign Currency, Forward Foreign
       Currency and Foreign Futures Contracts..................       (726,809)
   Net Change in Unrealized Appreciation/Depreciation
     on Wrapper Agreements.....................................          4,409
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   FOREIGN CURRENCIES, FORWARD FOREIGN CURRENCY, FOREIGN
   AND DOMESTIC FUTURES AND WRAPPER AGREEMENTS.................             --
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.....................   $  1,319,091
                                                                  ============

------------------------------------------------------------------------------
                                       12

==============================================================================
BT PreservationPlus Income Portfolio

STATEMENT OF CHANGES IN NET ASSETS  (Unaudited)

                                                              For the Period
                                           For the six      December 23, 1998(1)
                                           Months ended          through
                                         March 31, 2000(2)    September 30, 1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS                               -----------------  --------------------
   Net Investment Income.............     $   1,319,091       $     597,975
   Net Realized Gain (Loss) from
     Investments, Foreign Currencies,
     Forward Foreign Currency and
     Foreign and Domestic Futures
     Transactions....................           722,400             (32,820)
   Net Change in Unrealized
     Appreciaiton/Depreciation on
     Investments, Foreign Currencies,
     Forward Foreign Currency and
     Foreign and Domestic
     Futures Contracts...............          (726,809)           (329,564)
   Net Unrealized Appreciation/
     Depreciation on Wrapper
     Agreements......................             4,409             362,384
                                          -------------       -------------
Net Increase in Net Assets
   from Operations...................         1,319,091             597,975
                                          -------------       -------------
CAPITAL TRANSACTIONS
   Proceeds from Capital lnvested....       190,674,551          44,761,026
   Value of Capital Withdrawn........       (89,324,728)        (19,264,004)
                                          -------------       -------------
Net Increase in Net Assets from
   Capital Transactions..............       101,349,823          25,497,022
                                          -------------       -------------
TOTAL INCREASE IN NET ASSETS.........       102,668,914          26,094,997
NET ASSETS
   Beginning of Period...............        26,094,997                  --
                                          -------------       -------------
   End of Period.....................     $ 128,763,911       $  26,094,997
                                          =============       =============

(1) Commencement of operations
(2) Unaudited

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the PreservationPlus Income Portfolio.

                                                              For the Period
                                          For the six      December 23, 1998(1)
                                          Months ended            through
                                         March 31, 2000(3)  September 30, 1999
                                         -----------------  ------------------
SUPPLEMENTAL DATA AND RATIOS
Net Assets, End of
   Period (000s omitted).............     $     128,764       $      26,095
Ratios to Average Net Assets
 Net Investment Income ..............              6.95%(2)            6.47%(2)
 Expenses After Waivers..............              0.35%(2)            0.49%(2)
 Expenses Before Waivers.............              1.13%(2)            1.41%(2)
Portfolio Turnover Rate..............              4.67%                149%
(1) Commencement of operations.
(2) Annualized.
(3) Unaudited.

-------------------------------------------------------------------------------
                                       13

===============================================================================
BT PreservationPlus Income Portfolio

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. Organization
The BT Investment Portfolios (the "Portfolio Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio, one of the series of the Portfolio Trust, was organized and began operations on December 23, 1998. The Portfolio Trust was organized as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities are normally valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by Bankers Trust Company pursuant to procedures adopted by the Portfolio's Board of Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis. The credited rate interest represents the actual interest earned on covered assets under the Portfolio's Wrapper Agreements (the "agreements") plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuations in the market value of covered assets under the agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. TBA Purchase Commitments
The Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

E. Foreign Currency Transactions
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to make initial margin deposits either in cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts do involve certain risks. These risks could include a lack of correlation between the futures contract and the corresponding securities market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futu res contract had not been entered into.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank A.G. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .70% of the Portfolio's average daily net assets, less advisor fees paid for the pro rata amount due to investment in the Institutional Cash Management Fund.


-------------------------------------------------------------------------------
                                       14

===============================================================================
BT PreservationPlus Income Portfolio


NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
Bankers Trust has contractually agreed to waive its fees through January 31, 2010 and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .35% of the average daily net assets of the Portfolio.

The Portfolio may invest in the Institutional Cash Management Fund (the "Cash Management Fund"), an open-end management investment company managed by Bankers Trust Company. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio for the six months ended March 31, 2000 amounted to $290,703, and are included in dividend income.

At March 31, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount $150,000,000, which expires April 29, 2000. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Portfolio under the credit facility for the six months ended March 31, 2000.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2000, were $78,269,296 and $0, respectively. For federal income tax purposes, the tax basis of investments held at March 31, 2000, was $147,572,245. The aggregate gross unrealized appreciation was $298,265, and the aggregate gross unrealized depreciation for all investments was $1,193,001 as of March 31, 2000.

NOTE 4--WRAPPER AGREEMENTS
The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and under most circumstances permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they are considered illiquid.

A default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations may result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.


NOTE 5--FUTURES CONTRACTS
A summary of obligations under these financial instruments at March 31, 2000 is as follows:


                                                                                        Unrealized
                                                                                       Appreciation
Types of Futures                 Expiration   Contracts    Position    Market Value   (Depreciation)
----------------              -------------   ---------    --------    ------------   -------------
U.S. 10 Year Note Futures     June 22, 2000          82        Long     $ 8,042,396       $ 207,007
U.S. 5 Year Note Futures      June 22, 2000          76        Long       7,486,000          92,283
S&P/Toronto Stock
   Exchange 60 Index Futures  June 16, 2000          53        Long       4,224,214         111,815
Euro Bond Futures              June 9, 2000          21        Long       2,114,887          22,474
DAX Index Futures             June 19, 2000          15        Long       2,724,687          28,836
U.S. Long Bond Futures        June 22, 2000          10        Long         976,870          32,768
Tokyo Price Index Futures      June 9, 2000           9        Long       1,495,906          98,733
SPI Futures                    July 4, 2000           3        Long         144,791           1,000
Long Gilt Futures             June 29, 2000           2        Long         361,618           1,247
FTSE 100 Index Futures        June 19, 2000          (1)       Short       (105,139)            113
Japan 10 Year Bond Futures    June 12, 2000          (1)       Short     (1,281,926)           (242)
Amsterdam Information
   Technology Futures         June 17, 2000         (14)       Short     (1,910,101)         (8,141)
S&P 500 Index Futures         June 16, 2000         (16)       Short     (6,061,200)       (521,796)
CAC 40 10 Euro Index Futures  June 30, 2000         (31)       Short     (1,857,903)        (20,705)
U.S. 10 Year Note Futures     June 22, 2000         (39)       Short     (3,825,042)        (74,035)
Canadian 10 Year Bond Futures June 22, 2000         (72)       Short     (4,945,780)        (47,616)
U.S. 5 Year Note Futures      June 22, 2000         (76)       Short     (7,486,000)        (66,842)
                                                    ---                 -----------         -------
Total                                                21                 $    98,278       $(143,101)
                                                    ---                 ===========       =========


-------------------------------------------------------------------------------
                                       15

===============================================================================
BT PreservationPlus Income Portfolio


NOTE 6--FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2000, the PreservationPlus Income Portfolio had the following open forward foreign currency contracts:
Net Unrealized


                                                                                                     Appreciation
Contracts                            In Exchange For         Settlement Date     Value (US$)  (Depreciation) (US$)
------------------------------------------------------------------------------------------------------------------
Sales
------------------------------------------------------------------------------------------------------------------
Australian Dollar     383,000     US Dollars     233,396         4/6/00           $232,814          $   582
Australian Dollar   1,350,000     US Dollars     828,158         4/6/00            820,625            7,533
Canadian Dollar       259,000     US Dollars     178,242         4/5/00            178,658             (416)
Canadian Dollar       918,000     US Dollars     626,142         4/5/00            633,233           (7,091)
------------------------------------------------------------------------------------------------------------------
                                                                               Total Sales              608
------------------------------------------------------------------------------------------------------------------
Purchases
------------------------------------------------------------------------------------------------------------------
Euro Dollar            23,000     US Dollars      22,299         4/6/00           $ 21,986             (313)
Euro Dollar            82,000     US Dollars      79,621         4/6/00             78,386           (1,235)
British Pound          33,000     US Dollars      52,109         4/6/00             52,566              457
British Pound         117,000     US Dollars     183,975         4/6/00            186,369            2,394
------------------------------------------------------------------------------------------------------------------
                                                                           Total Purchases            1,303
------------------------------------------------------------------------------------------------------------------
                                                                  Net Unrealized Appreciation       $ 1,911
                                                                                                    =======


NOTE 7--PORTFOLIO NAME CHANGE
As of January 31, 2000, the Portfolio changed its name from BT PreservationPlus Income Portfolio to Deutsche PreservationPlus Income Portfolio.



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                                       16

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                                       17

THE SECURITY GROUP OF
MUTUAL FUNDS

Security Growth and Income Fund
Security Equity Fund
    -  Equity Series
    -  Global Series
    -  Total Return Series
    -  Social Awareness Series
    -  Value Series
    -  Small Company Series
    -  Enhanced Index Series
    -  International Series
    -  Select 25 Series
Security Ultra Fund
Security Income Fund
    -  Diversified Income Series
    -  High Yield Series
    -  Capital Preservation Series
Security Municipal Bond Fund
Security Cash Fund


SECURITY FUNDS
OFFICERS AND DIRECTORS

DIRECTORS

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS

John D. Cleland, Chairman of the Board
James R. Schmank, President
Steven M. Bowser, Vice President
Thomas A. Swank, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer


This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.



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[LOGO] SECURITY DISTRIBUTORS, INC.
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700 SW Harrison St.
Topeka, KS 66636-0001









SDI 803a (R5-00)
46-08030-01